Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,114	$ 10,220	$ 10,144
Deferred income tax expense (recovery)	53	(139)	399
Deferred income tax expense included in other comprehensive (loss) income	0	0	1
Foreign exchange adjustments	16	33	(2)
Business combinations	0	0	(322)
Balance – end of year	$ 10,183	$ 10,114	$ 10,220